CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expenses
Field camps expenses	$ 188,522	$ 393,159	$ 275,854
Geophysics	18,905	0	5,001
Geochemistry	0	2,891	4,221
Drilling	93,138	0	0
Consulting fees - related parties	0	131,736	0
Consulting fees - others	32,357	0	0
Professional fees and management fees	225,693	266,042	155,433
General and administrative expenses	329,933	321,808	1,108,643
Depreciation	50,450	46,981	46,316
Net loss	(938,998)	(1,162,617)	(1,595,468)
Interest income	2,290	2,209	15,277
Gain on common share purchase warrants	755,862	105,739	0
Net loss from continuing operations	(180,846)	(1,054,669)	(1,580,191)
Net loss from discontinued operations	0	(107,956)	(18,526,720)
Net loss and comprehensive loss	$ (180,846)	$ (1,162,625)	$ (20,106,911)
Basic and diluted loss per common share from continuing operations	$ 0.00	$ (0.02)	$ (0.03)
Basic and diluted loss per common share from discontinued operation	0.00	0.00	(0.29)
Basic and diluted loss per common share	$ 0.00	$ (0.02)	$ (0.32)
Weighted average number of basic and diluted common shares outstanding	90,116,854	73,633,292	62,753,840